Balance Sheet Components - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Defined benefit pension and other postretirement benefit plans	$ (102,623)	$ (105,036)
Unrealized foreign currency translation gain (loss)	11,488	(2,264)
Unrealized gain (loss) on foreign currency forward contracts, interest rate swaps and available-for-sale securities	2,651	(15,499)
Total accumulated other comprehensive loss, net of tax	$ (88,484)	$ (122,799)